Financial instruments (Details 14) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Financial instruments [Line Items]
Company	SQM S.A.
Notional amount	$ 39,031	$ 282,914
Borrowing costs	$ (2,250)	$ (2,336)
Bank Borrowings Chilean Tax [Member]
Financial instruments [Line Items]
Tax ID No.	93.007.000-9	93.007.000-9
Company	SQM S.A.	SQM S.A.
Country	Chile	Chile
Tax ID No.	Foreign	Foreign
Financial institution	Scotiabank Cayman	Scotiabank Cayman
Country	USA	USA
Currency or adjustment index	USD	USD
Effective rate	1.98%	2.84%
Nominal rate	1.36%	3.01%
Non current bonds issued [Member]
Financial instruments [Line Items]
Notional amount	$ 70,000	$ 70,000
Non-current maturities	70,000	70,000
Borrowing costs	(624)	(862)
Total	$ 69,376	$ 69,138
Non current bonds issued [Member] | Bank Borrowings Chilean Tax [Member]
Financial instruments [Line Items]
Company	SQM S.A.	SQM S.A.
Financial institution	Scotiabank Cayman	Scotiabank Cayman
Notional amount	$ 70,000	$ 70,000
Non-current maturities	70,000	70,000
Borrowing costs	(624)	(862)
Total	69,376	69,138
Non current bonds issued [Member] | Between 1 year to 2 [member]
Financial instruments [Line Items]
Notional amount	0	0
Non-current maturities	0	0
Non current bonds issued [Member] | Between 1 year to 2 [member] | Bank Borrowings Chilean Tax [Member]
Financial instruments [Line Items]
Notional amount	0	0
Non-current maturities	0	0
Non current bonds issued [Member] | Between 2 years to 3 [member]
Financial instruments [Line Items]
Notional amount	70,000	0
Non-current maturities	70,000	0
Non current bonds issued [Member] | Between 2 years to 3 [member] | Bank Borrowings Chilean Tax [Member]
Financial instruments [Line Items]
Notional amount	70,000	0
Non-current maturities	70,000	0
Non current bonds issued [Member] | Between 3 Years to 4 [member]
Financial instruments [Line Items]
Notional amount	0	70,000
Non-current maturities	0	70,000
Non current bonds issued [Member] | Between 3 Years to 4 [member] | Bank Borrowings Chilean Tax [Member]
Financial instruments [Line Items]
Notional amount	0	70,000
Non-current maturities	$ 0	$ 70,000